Leases (Details 1) - Jun. 30, 2024	USD ($)	CNY (¥)
Leases [Abstract]
2023 (remaining six months)	$ 77,824	¥ 554,636
2024	164,091	1,169,442
2025	112,939	804,896
Total	$ 354,854	¥ 2,528,974